Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Tax (expense) benefit on change in fair value of cash flow hedges	$ (2,371)	$ (2,458)	$ 4,482
Tax (expense) benefit on unrealized (loss) gain on defined benefit plan	$ (11)	$ 1,080	$ (254)